PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

14.	PROPERTY, PLANT AND EQUIPMENT

	2025	2024
Property, plant and equipment	24,617.9	27,134.5
Right of use assets	3,026.4	3,035.7
	27,644.3	30,170.2

14.1 Changes in the carrying amount of property, plant, and equipment

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation	Total
Land and buildings	9,236.2	635.4	1,165.8	38.2	(496.3)	(35.1)	585.5	11,129.7	17,204.8	(6,075.1)	11,129.7
Plant and equipment	10,788.3	744.0	1,238.5	720.5	(3,903.7)	(4.1)	2,971.3	12,554.8	49,136.0	(36,581.2)	12,554.8
Fixtures and accessories	1,092.0	62.3	95.3	75.5	(567.1)	(21.9)	192.0	928.1	7,882.8	(6,954.7)	928.1
Under construction	2,546.2	145.9	173.1	3,415.2	-	-	(3,758.5)	2,521.9	2,521.9	-	2,521.9
Total	23,662.7	1,587.6	2,672.7	4,249.4	(4,967.1)	(61.1)	(9.7)	27,134.5	76,745.5	(49,611.0)	27,134.5

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Depreciation	Total
Land and buildings	11,129.7	(1,089.4)	411.7	12.2	(463.6)	(45.5)	754.8	(118.7)	10,591.2	16,710.8	(6,119.5)	10,591.3
Plant and equipment	12,554.8	(1,085.3)	358.2	375.8	(3,756.5)	(24.0)	2,997.7	(134.0)	11,286.7	47,729.5	(36,442.3)	11,287.2
Fixtures and accessories	928.1	(60.5)	12.8	113.5	(476.3)	(8.4)	385.5	(5.4)	889.3	7,896.1	(7,007.1)	889.0
Under construction	2,521.9	(181.8)	63.9	3,613.9	-	-	(4,175.5)	8.3	1,850.7	1,850.4	-	1,850.4
Total	27,134.5	(2,417.0)	846.6	4,115.4	(4,696.4)	(77.9)	(37.5)	(249.8)	24,617.9	74,186.8	(49,568.9)	24,617.9

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3- Sale of subsidiary.

14.2 Changes in the carrying amount of right-of-use assets

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation	Total
Buildings	1,172.2	102.8	4.2	449.2	(442.2)	(46.4)	(4.5)	1,235.3	3,474.4	(2,239.1)	1,235.3
Machinery, vehicles and others	1,795.3	47.0	27.3	836.8	(877.9)	(26.8)	(1.3)	1,800.4	4,412.7	(2,612.3)	1,800.4
Total	2,967.5	149.8	31.5	1,286.0	(1,320.1)	(73.2)	(5.8)	3,035.7	7,887.1	(4,851.4)	3,035.7

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Depreciation	Total
Buildings	1,235.3	(55.6)	7.5	697.6	(463.2)	(1.1)	(35.7)	(0.6)	1,384.2	3,764.3	(2,380.1)	1,384.2
Machinery, vehicles and others	1,800.4	(28.6)	3.4	855.7	(800.6)	(213.3)	25.2	-	1,642.2	4,765.2	(3,123.0)	1,642.2
Total	3,035.7	(84.2)	10.9	1,553.3	(1,263.8)	(214.4)	(10.5)	(0.6)	3,026.4	8,529.5	(5,503.1)	3,026.4

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note1.3.3- Sale of subsidiary.

Accounting policies

a) Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. The cost includes the purchase price, borrowing costs incurred during the construction period and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management (e.g. nonrefundable tax, transportation and the costs of dismantling, removal and site restoration, if applicable). The cost of a self-constructed asset is determined using the same principles as an acquired asset. The depreciation methods, residual value, as well as the useful lives are reassessed and adjusted if appropriate, on an annual basis. Property, plant and equipment, and depreciation include the effects of using the predecessor basis of accounting (note 3.2.5.1).

a.1) Subsequent expenditure

The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing a component of such an item if it is probable that the future economic benefits of the component will flow to the Company and the cost of the component can be measured reliably. All other costs are expensed as incurred.

a.2) Depreciation

The depreciable amount is the cost of an asset less its residual value. Depreciation is calculated from the date on which the asset is available for use, using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Buildings	25 years
Machinery and equipment	15 years
Facilities	10 years
Fittings	10 years
Returnable packaging / commercial assets	2 - 5 years

Land is not depreciated since it is deemed to have an indefinite useful life.

The assets’ residual values and useful lives are reviewed when necessary.

a.3) Gains and losses on sale

Gains and losses on sales are determined by comparing the transaction results with the carrying amounts and are recognized in Other operating income/(expenses) in the income statement.

b)Leases

The Company recognizes the right-of-use asset and a corresponding lease liability related to all lease contracts in which it is the lessee, except for short-term leases (defined as leases with terms of 12-month or less) and low value assets leases. To these leases, Company recognizes the lease payments as operating expense during the lease course.

The right-of-use asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The asset is subsequently depreciated on a straight-line basis over the lease term or until the end of the asset's useful life.

Main leases by the Company are related to trucks, forklifts, real estate, commercial vehicles and industrial equipment contracts.

The lease liability is initially measured at lease payments present value, discounted by using the rate implicit in the lease. If the rate cannot be promptly determined, Company uses its incremental loan rate specific for the country, term and currency of the contract or other local criteria.

Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or known rate at the commencement date, and purchase options or extension options payments if the Company is reasonably certain to exercise these options. In general, the contracts establish an annual readjustment of payments according to the rates established in the contract.

A lease liability is remeasured upon a change in the lease term, or on the future payments or alteration of an index or rate used to determine payments, the corresponding adjustment is made to the related right-of-use asset.

The Company applies IAS 36 - Impairment of Assets to determine if right-of-use asset is subject to impairment and to record eventual losses by impairment.

The lease liability is reported on the “Interest-bearing loans and borrowing” line and the right-of-use assets are reported on the “Property, plant and equipment” line of the balance sheet.